Stock Based Compensation and Common Stock (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Schedule of stock options at the grant date

	Three and Nine months ended September 30,
	2022	2021

Expected average life (years)	7.0	7.0
Expected volatility	75.33%	73.56%
Risk-free interest rate	1.65%	0.06%
Expected dividend yield	0%	0%

Schedule of stock options and restricted stock units Activity

	Options			RSUs
	Shares	Weighted average exercise price	Weighted average contractual term (in years)	Shares	Weighted average grant date fair value
Outstanding, December 31, 2021	45,466,295	$7.00	7	1,344,657	$-
Granted	782,605		7	110,000	7.00
Exercised	-	-		-	-
Forfeited	(585,162)	7.00		(7,456)	-
Shares issued	-			(1,278,858)
Unissued shares converted to options	78,343			(78,343)
Expired	-	-		-	-
Outstanding, September 30, 2022	45,742,081	$7.00	7	90,000	7.00
Exercisable, September 30, 2022	31,961,690	$7.00	7	-	-

Schedule of breakdown of common stock by class

	September 30, 2022	December 31, 2021

Class A	9,538,691	6,854,576
Class C	-	5,000
Class D	29,775,370	25,725,370
Total Shares Outstanding	39,314,061	32,584,946